STOCK OPTIONS (Details Narrative 2) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2014	Feb. 28, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2013	Feb. 28, 2013
Stock option expected term	7 years 9 months 22 days	8 years 6 months 11 days
Outstanding options exercisable/vested	$ 1.59	$ 1.70	$ 1.59			$ 0.68
Outstanding options price per share	$ 1.79	$ 1.89	$ 1.79
Unrecognized compensation expense	$ 270,274	$ 270,274	$ 270,274
Unmeasured compensation shares	550,000		550,000
Option $3.25 (1) [Member]
Stock options issued		300,000			300,000
Stock option price per share		$ 3.25			$ 3.25
Stock options fair value					632,794
Stock option discount rate		0.68%			0.68%
Stock option expected term		5 years 3 months			5 years 3 months
Stock option expected volatility		128.90%			129.00%
Stock option expected dividends		0			0
Stock option expense		632,794		158,199	316,398
Outstanding options weighted average life		9 years 9 months 16 days
Option $3.25 (2) [Member]
Stock options issued		523,500			523,500
Stock option price per share		$ 3.25			$ 3.25
Stock options fair value					891,512
Stock option discount rate		2.59%			2.56%
Stock option expected term		9 years 5 months 28 days			9 years 7 months 6 days
Stock option expected volatility		123.60%			125.00%
Stock option expected dividends		0			0
Stock option expense		872,528		180,599	710,912
Non-Employee Options [Member]
Stock options vested	220,000		220,000
Stock options fair value	232,000		232,000
Stock option expense	0		0
Employee Stock Option [Member]
Stock options vested	90,000		90,000
Stock options fair value	127,000		127,000
Stock option expense	72,000		127,000
Unrecognized compensation expense	119,607		119,607
Unrecognized compensation expense contingent on milestones	240,000		240,000
Director Options [Member]
Stock options cancelled	100,000		100,000
Stock option price per share	$ 3.25		$ 3.25
Management Options [Member]
Stock options issued	600,000		600,000
Stock option price per share	$ 1.10		$ 1.10
Stock options fair value	368,002		368,002
Stock option discount rate	16.60%
Stock option expected term	10 years
Stock option expected volatility	116.00%
Stock option expected dividends	0
Stock option expense	8,393		8,393
Option $0.68 [Member]
Stock options issued		11,116,500
Stock option price per share		$ 0.68
Stock option discount rate		1.98%
Stock option expected term		10 years
Stock option expected volatility		403.00%
Stock option expected dividends
Outstanding options exercisable/vested	$ 841,500	$ 896,500	$ 841,500
Outstanding options price per share	$ 0.68	$ 0.68	$ 0.68
Outstanding options weighted average life	7 years 1 month 9 days	7 years 10 months 12 days
Outstanding options not yet vested		220,000
Outstanding options weighted average life, Nonvested		7 years 10 months 12 days
Option $1.50 (2) [Member]
Stock options issued		550,000
Stock option price per share		$ 1.50
Stock option discount rate		1.12%
Stock option expected term		10 years
Stock option expected volatility		121.50%
Stock option expected dividends		0
Stock option expense		$ 142,250
Outstanding options exercisable/vested	$ 190,000	$ 100,000	$ 190,000
Outstanding options price per share	$ 1.36		$ 1.36
Outstanding options weighted average life	9 years 0 months 18 days
Outstanding options not yet vested	950,000	450,000	950,000
Outstanding options weighted average life, Nonvested	9 years 4 months 24 days